WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
WARRANTS
Summary of warrants outstanding	The following table summarizes the warrants outstanding as of June 30, 2025:

Class of Warrants	Number Outstanding
Public warrants	15,147,958
The following table summarizes the warrants outstanding as of December 31, 2024:

Class of Warrants	Number Outstanding
Public warrants	15,147,958